SHARE-BASED COMPENSATION (Summary Of Nonvested Restricted Shares Activity) (Details) - Nonvested restricted shares [Member] - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Weighted number of nonvested restricted shares
Outstanding at the beginning of the period (in shares)	5,712,993	1,764,150
Granted (in shares)	6,025,092	9,257,535
Vested (in shares)	(2,084,511)	(3,314,997)
Forfeited (in shares)	(3,643,836)	(1,993,695)
Outstanding at the end of the period (in shares)	6,009,738	5,712,993
Weighted average fair value per ordinary share at the grant dates
Outstanding at the beginning of the period (in dollars per share)	$ 1.10	$ 1.10
Granted (in dollars per share)	0.97	1.10
Vested (in dollars per share)	1.04	1.09
Forfeited (in dollars per share)	1.04	1.10
Outstanding at the end of the period (in dollars per share)	$ 1.02	$ 1.10